EMPLOYEE BENEFIT PLANS (Changes in Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation								$ 80,897	$ 66,576
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year			$ 100,011	$ 81,098	$ 81,098	$ 53,350
Service cost	$ 10,064	$ 5,790	24,743	17,369	24,298	19,407	$ 14,794
Interest cost	772	710	2,323	2,126	2,974	2,404	992
Plan amendments					0	529
Benefit payments					(2,231)	(2,634)
Actuarial loss (gain)					(6,128)	8,042
Projected benefit obligation at end of year					100,011	81,098	53,350
Change in plan assets:
Fair value of plan assets at beginning of year			57,502	40,956	40,956	25,050
Actual return on plan assets					(13)	1,822
Benefits paid					(2,231)	(2,634)
Employer contributions					18,790	16,718
Fair value of plan assets at end of year					57,502	40,956	25,050
Reconciliation of funded status:
Fair value of plan assets at end of year			57,502	40,956	40,956	25,050	25,050	57,502	40,956
Less benefit obligation at end of year			100,011	81,098	81,098	53,350	53,350	100,011	81,098
Funded status at end of year								(42,509)	(40,142)
Post Retirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of year			17,729	14,740	14,740	8,225
Service cost	304	243	743	731	967	1,099	726
Interest cost	$ 131	$ 134	398	403	558	520	334
Plan amendments					1,533	3,911
Benefit payments					(381)	(215)
Actuarial loss (gain)					312	1,200
Projected benefit obligation at end of year					17,729	14,740	8,225
Change in plan assets:
Fair value of plan assets at beginning of year			0	0	0	0
Actual return on plan assets					0	0
Benefits paid					(381)	(215)
Employer contributions					381	215
Fair value of plan assets at end of year					0	0	0
Reconciliation of funded status:
Fair value of plan assets at end of year			0	0	0	0	0	0	0
Less benefit obligation at end of year			$ 17,729	$ 14,740	$ 14,740	$ 8,225	$ 8,225	17,729	14,740
Funded status at end of year								$ (17,729)	$ (14,740)